Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [Abstract]
Compensation for key management personnel
Compensation for key management personnel was comprised of:
2021 2020
Short-term employee benefits $ 20,663 $ 21,676
Share-based compensation (a) 34,639 26,230
Post-employment benefits 6,188 6,041
Termination

benefits
161 430
Total $ 61,651 $ 54,377
(a) Excludes deferred share units held by directors (see note 24).